RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Commercial Agreements

PBFX currently derives the majority of its revenue from long-term, fee-based, MVC agreements with PBF Holding, supported by contractual fee escalations for inflation adjustments and certain increases in operating costs. PBFX believes the terms and conditions under these agreements, as well as the Omnibus Agreement (as defined below) and the Services Agreement (as defined below) each with PBF Holding, are generally no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services.

See the recast 2017 Form 10-K for a more complete description of PBFX’s commercial agreements with PBF Holding, including those identified as leases, that were entered into prior to 2018.
The following are commercial agreements entered into between PBFX and PBF Holding during 2018:

Agreements	Initiation Date	Initial Term	Renewals (a)	MVC	Force Majeure
Transportation and Terminaling
Amended and Restated Rail Agreements (b)	5/8/2014	7 years, 8 months	2 x 5	125,000 barrels per day (“bpd”)	PBFX or PBF Holding can declare
Knoxville Terminals Agreement- Terminaling Services	4/16/2018	5 years	Evergreen	Various (c)
Knoxville Terminals Agreement- Tank Lease (d)	4/16/2018	5 years	Evergreen	115,334 barrels (e)
Toledo Rail Loading Agreement	7/31/2018	7 years, 5 months	2 x 5	Various (f)
Chalmette Terminal Throughput Agreement	7/31/2018	1 year	Evergreen	N/A
Chalmette Rail Unloading Agreement	7/31/2018	7 years, 5 months	2 x 5	7,600 bpd
DSL Ethanol Throughput Agreement (d)	7/31/2018	7 years, 5 months	2 x 5	5,000 bpd
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(a)	PBF Holding has the option to extend the agreements for up to two additional five-year terms, as applicable.

(b)
The Delaware City Rail Terminaling Services Agreement and the Delaware West Ladder Rack Terminaling Services Agreement each between Delaware City Terminaling Company LLC and PBF Holding were amended effective as of January 1, 2018 with the service fees thereunder being adjusted, including the addition of an ancillary fee paid by PBF Holding on an actual cost basis. In determining payments due under the Amended and Restated Rail Agreements, excess volumes throughput under the agreements shall apply against required payments in respect to the minimum throughput commitments on a quarterly basis and, to the extent not previously applied, on an annual basis against the MVCs.

(c)	The minimum throughput revenue commitment is $894 for year one, $1,788 for year two and $2,683 for year three and thereafter.

(d)	These commercial agreements with PBF Holding are considered leases.

(e)
Reflects the overall capacity as stipulated by the storage agreement. The storage MVC is subject to the effective operating capacity of each tank, which can be impacted by routine tank maintenance and other factors. PBF Holding is expected to take full shell capacity by the end of Q4 2018.

(f)
Under the Toledo Rail Loading Agreement, PBF Holding has minimum throughput commitments for (i) 30 railcars per day of products and (ii) 11.5 railcars per day of premium products. The Toledo Rail Loading Agreement also specifies a maximum throughput rate of 50 railcars per day.

Other Agreements

In addition to the commercial agreements described above, PBFX has entered into an omnibus agreement with PBF GP, PBF LLC and PBF Holding, which has been amended and restated in connection with certain of the Acquisitions from PBF. This agreement addresses the payment of an annual fee for the provision of various general and administrative services and reimbursement of salary and benefit costs for certain PBF Energy employees. On July 31, 2018, the Partnership entered into the Fifth Amended and Restated Omnibus Agreement (as amended, the “Omnibus Agreement”) in connection with the Development Assets Acquisition, resulting in an increase of the estimated annual fee to $7,000.

Additionally, PBFX has entered into an operation and management services and secondment agreement with PBF Holding and certain of its subsidiaries, pursuant to which PBF Holding and its subsidiaries provide PBFX with the personnel necessary for the Partnership to perform its obligations under its commercial agreements. PBFX reimburses PBF Holding for the use of such employees and the provision of certain infrastructure-related services to the extent applicable to its operations, including storm water discharge and waste water treatment, steam, potable water, access to certain roads and grounds, sanitary sewer access, electrical power, emergency response, filter press, fuel gas, API solids treatment, fire water and compressed air. On July 31, 2018, the Partnership entered into the Sixth Amended and Restated Operation and Management Services and Secondment Agreement (as amended, the “Services Agreement”) in connection with the Development Assets Acquisition, resulting in an increase of the annual fee to $8,587. The Services Agreement will terminate upon the termination of the Omnibus Agreement, provided that the Partnership may terminate any service on 30-days’ notice.

Summary of Transactions

A summary of revenue and expense transactions with the Partnership’s affiliates, including expenses directly charged and allocated to the Partnership, is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Revenue	$63,785	$58,355	$124,649	$114,557
Operating and maintenance expenses	1,674	1,661	3,348	3,279
General and administrative expenses	1,737	1,630	3,437	3,284